Variable Interest Entity	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Variable Interest Entity Disclosure [Text Block]

Note 3—Variable interest entity (“VIE”)

On November 6, 2018, Wimi WFOE entered into Contractual Arrangements with Beijing WiMi. The significant terms of these Contractual Arrangements are summarized in “Note 1—Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Wimi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1) The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Beijing WiMi pays service fees equal to all of its net income to Wimi WFOE. The Contractual Arrangements are designed so that Beijing WiMi operate for the benefit of Wimi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi is consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

The carrying amount of the VIE’s consolidated assets and liabilities are as follows:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Current assets	75,442,911	88,858,539	12,737,384
Property and equipment, net	1,263,869	740,226	106,107
Other noncurrent assets	392,924,127	385,207,213	55,217,341
Total assets	469,630,907	474,805,978	68,060,832
Total liabilities	(286,142,679)	(180,276,255)	(25,841,611)
Net assets	183,488,228	294,529,723	42,219,221

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Current liabilities:
Accounts payable	33,033,855	38,695,727	5,546,820
Deferred revenues	586,923	503,576	72,185
Other payables and accrued liabilities	1,428,770	1,963,068	281,395
Other payables—related party	1,065	—	—
Current portion of business acquisition payable—related parties	34,086	—	—
Current portion of shareholder loans	—	69,592,363	9,975,683
Taxes payable	10,733,539	9,659,932	1,384,698
Intercompany payable*	—	42,270,095	6,059,186
Total current liabilities	45,818,238	162,684,761	23,319,967
Business acquisition payable—related parties	110,855,328	—	—
Non-current shareholder loan	125,336,715	14,974,315	2,146,486
Deferred tax liabilities, net	4,132,398	2,617,179	375,158
Total liabilities	286,142,679	180,276,255	25,841,611

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2019
	RMB	RMB	RMB	USD
Operating revenues	192,029,524	225,271,564	319,181,424	45,752,906
Gross profit	113,849,337	139,857,503	173,013,581	24,800,548
Income from operations	77,298,344	102,641,091	122,754,439	17,596,175
Net income	73,337,971	91,056,633	110,135,996	15,787,391

The summarized statements of cash flow of the VIE’s are as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2019
	RMB	RMB	RMB	USD
Net cash provided by operating activities	108,057,941	101,291,046	193,845,889	27,786,745
Net cash used in investing activities	(118,364,263)	(98,597,356)	(126,445,437)	(18,125,260)
Net cash used in financing activities	(3,800,000)	(2,663,285)	(40,770,037)	(5,844,161)
Effect of exchange rate on cash and cash equivalents	-	-	(327,988)	(47,015)
Net (decrease) increase in cash and cash equivalents	(14,340,446)	1,433,789	26,302,427	3,770,309
Cash and cash equivalents, beginning of year	27,002,080	12,661,634	14,095,423	2,020,502
Cash and cash equivalents, end of year	12,661,634	14,095,423	40,397,850	5,790,811